Basic and Diluted Net (Loss)/Profit per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net (Loss)/Profit per Share
Basic and Diluted Net (Loss)/Profit per Share

17.  Basic and Diluted Net (Loss)/Profit per Share

Basic and diluted (loss)/profit per share have been calculated in accordance with ASC 260 on computation of (loss)/profit per share for each of the year ended December 31, 2023, 2024 and 2025 are calculated as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Basic and diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(60,315)	4,997	57,890
Denominator:
Weighted-average ordinary shares outstanding-basic	555,466,061	573,782,783	611,714,837
Effect of diluted securities
Share option and RSU	—	17,224,018	2,092,417
Weighted-average ordinary shares outstanding-diluted	—	591,006,801	613,807,254
Net (loss)/profit per share attributable to ordinary shareholders:
Basic	(0.11)	0.01	0.09
Diluted	(0.11)	0.01	0.09

For the years ended December 31, 2023, 2024 and 2025, the Company had ordinary equivalent shares, including share options and RSUs granted (Note 15). As the Group incurred a loss for the years ended December 31, 2023, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company.